Condensed financial information of Plastec Technologies, Ltd. - Statements of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
Other income	7	0	9,954
Income/(loss) before income tax expense	(2,728)	(11,786)	8,482
Income tax expense	(779)	(729)	(2,435)
Total comprehensive income/(loss)	(3,507)	40,849	177,974
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Other income	967	6,192	16,573
Gain on disposal of a subsidiary	0		165,506
Administrative expenses	(3,274)	(14,507)	(3,564)
Income/(loss) before income tax expense	(2,307)	(8,315)	178,515
Income tax expense	(632)	(591)	(4,155)
Total comprehensive income/(loss)	$ (2,939)	$ (8,906)	$ 174,360